Note 33 - Commitments and guarantees given (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		€ 132,584,000,000	€ 130,923,000,000	€ 118,959,000,000
Financial guarantees given		10,665,000,000	10,984,000,000	16,454,000,000
Other commitments and guarantees given		36,190,000,000	39,209,000,000	35,098,000,000
Total Loan commitments and financial guarantees		179,440,000,000	181,116,000,000	170,511,000,000
Of which: defaulted
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		265,000,000	270,000,000	247,000,000
Financial guarantees given	[1]	290,000,000	224,000,000	332,000,000
Other commitments and guarantees given	[1]	477,000,000	506,000,000	408,000,000
Central Banks [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		0	0	0
Financial guarantees given		1,000,000	0	2,000,000
Other commitments and guarantees given		124,000,000	1,000,000	1,000,000
Government [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		2,919,000,000	3,117,000,000	2,318,000,000
Financial guarantees given		132,000,000	125,000,000	159,000,000
Other commitments and guarantees given		199,000,000	521,000,000	248,000,000
Credit Institutions [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		11,426,000,000	11,742,000,000	9,635,000,000
Financial guarantees given		339,000,000	995,000,000	1,274,000,000
Other commitments and guarantees given		5,285,000,000	5,952,000,000	5,875,000,000
Other financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		5,862,000,000	4,578,000,000	5,664,000,000
Financial guarantees given		587,000,000	583,000,000	730,000,000
Other commitments and guarantees given		2,902,000,000	2,902,000,000	2,990,000,000
Non-financial corporations
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		71,011,000,000	65,475,000,000	58,405,000,000
Financial guarantees given		9,376,000,000	8,986,000,000	13,970,000,000
Other commitments and guarantees given		27,496,000,000	29,682,000,000	25,723,000,000
Households [Member]
Loan commitments, Financial guarantees and other commitments Line Items
Loan commitments given		41,366,000,000	46,011,000,000	42,936,000,000
Financial guarantees given		231,000,000	295,000,000	319,000,000
Other commitments and guarantees given		€ 182,000,000	€ 151,000,000	€ 261,000,000

[1]	(* ) Non -performing financial guarant ees given amounted to € 767, €7 3 1 and € 740 million, res pectively, as of December 31, 2020 , 201 9 and 2018 .